S000083700 [Member] Annual Total Returns	12 Months Ended
Dec. 31, 2025
DoubleLine Commodity Strategy ETF | DoubleLine Commodity Strategy ETF
Prospectus [Line Items]
Annual Return [Percent]	6.22%